Income tax expense	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Income tax expense

8.	Income tax expense

Under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25% (six-month ended June 30, 2024: 8.25%), and profits above HK$2 million will be taxed at 16.5% (six-month ended June 30, 2024: 16.5%). The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5% (six-month ended June 30, 2024: 16.5%). No provision for Taiwan Corporate Income Tax has been provided as there are no assessable profits arising during the six month ended June 30, 2025 and 2024.

Details of income tax are as follows:-

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

Current tax	427,320	3,354,419	4,290,647
Deferred tax	(205,190)	(1,610,721)	(1,704,804)

Total tax expenses for the period	222,130	1,743,698	2,585,843

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024